Digital Tokens (Details) - Schedule of marketable basis of value	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule of marketable basis of value [Abstract]
Maturity (time until an exit or liquidity)	1 year	1 year
Volatility	197.00%	197.00%
Risk free rate of return	0.16%	0.16%